Summary of Financial Information for Affiliated Companies Accounted for by the Equity Method (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2011 USD ($) Year Entity	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)	Mar. 31, 2010 Year Entity
Schedule of Equity Method Investments [Line Items]
Current assets	$ 95,895	¥ 7,973,712	¥ 8,034,546
Noncurrent assets	81,965	6,815,361	9,300,307
Total assets	177,860	14,789,073	17,334,853
Current liabilities	61,833	5,141,461	5,056,178
Long-term liabilities and noncontrolling interest	44,822	3,726,952	5,981,054
Affiliated companies accounted for by the equity method shareholders' equity	71,205	5,920,660	6,297,621
Total liabilities and shareholders' equity	177,860	14,789,073	17,334,853
Toyota's share of affiliated companies accounted for by the equity method shareholders' equity	21,864	1,817,988	1,867,440
Number of affiliated companies accounted for by the equity method at end of period	56	56			56
Net revenues	263,068	21,874,143	20,599,586	23,149,968
Gross profit	28,174	2,342,706	2,269,109	2,034,617
Net income attributable to affiliated companies accounted for by the equity method	$ 7,718	¥ 641,771	¥ 317,017	¥ 13,838